Intangible Assets	12 Months Ended
Dec. 31, 2017
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Intangible Assets

Note 4: Intangible Assets

The intangible assets are broken down as follows:

	December 31,
	2015	2016	2017
	(thousands of Euros)
Patents, licenses, trademarks	54	196	414
Software	302	376	450

Total, gross	356	572	864

Accumulated amortization of patents, licenses, and trademarks	53	125	340
Accumulated depreciation of software packages	210	351	401

Accumulated amortization and depreciation	262	476	741

Total, net	94	96	123

The increase of the gross value of intangible assets only correspond to acquisitions for a global amount of €292 thousands.

There has been no recognition of impairment losses in application of IAS 36 Impairment of Assets for the calendar years presented.